UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00859
MASSACHUSETTS INVESTORS GROWTH STOCK TRUST
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

Massachusetts Investors
Growth Stock Fund
Class A-MIGFX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class A shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.31%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.31%	10.92%	14.02%
A with initial sales charge (5.75%)	1.14%	9.62%	13.35%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGA-ANN

Massachusetts Investors
Growth Stock Fund
Class B-MIGBX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$150	1.45%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class B shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 6.52%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.52%	10.09%	13.17%
B with CDSC (declining over six years from 4% to 0%)×	2.72%	9.82%	13.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGB-ANN

Massachusetts Investors
Growth Stock Fund
Class C-MIGDX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$151	1.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class C shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 6.53%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.53%	10.09%	13.17%
C with CDSC (1% for 12 months)×	5.58%	10.09%	13.17%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.51%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGC-ANN

Massachusetts Investors
Growth Stock Fund
Class I-MGTIX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$48	0.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class I shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.57%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.57%	11.20%	14.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGI-ANN

Massachusetts Investors
Growth Stock Fund
Class R1-MIGMX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$151	1.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R1 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 6.51%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.51%	10.09%	13.16%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGR1-ANN

Massachusetts Investors
Growth Stock Fund
Class R2-MIRGX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$99	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R2 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.04%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.04%	10.64%	13.73%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGR2-ANN

Massachusetts Investors
Growth Stock Fund
Class R3-MIGHX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$74	0.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R3 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.30%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.30%	10.92%	14.02%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGR3-ANN

Massachusetts Investors
Growth Stock Fund
Class R4-MIGKX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$48	0.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R4 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.58%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.58%	11.19%	14.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGR4-ANN

Massachusetts Investors
Growth Stock Fund
Class R6-MIGNX
Annual Shareholder Report
This annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R6 shares of the Massachusetts Investors Growth Stock Fund (fund) provided a total return of 7.69%, at net asset value. This compares with a return of 13.59% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 20.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    The fund's underweight position in the consumer discretionary sector strengthened relative performance.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Weak stock selection and an underweight position in the information technology sector held back relative returns.
    The combination of stock selection and overweight positions in both the financials and industrials sectors further weighed on the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.69%	11.30%	14.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.59%	14.15%	14.05%
Russell 1000® Growth Index ∆	20.35%	16.51%	18.03%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	11,330,589,221	Total Management Fee ($)#:	39,625,852
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	21
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 11/30/25)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Equity sectors
Information Technology	43.2%
Financials	12.5%
Health Care	11.4%
Industrials	10.2%
Consumer Discretionary	9.3%
Communication Services	4.8%
Consumer Staples	3.8%
Utilities	2.0%
Materials	1.0%
Real Estate	0.1%
Top ten holdings
Microsoft Corp.	14.0%
NVIDIA Corp.	9.1%
Apple, Inc.	5.9%
Amphenol Corp., "A"	3.6%
Visa, Inc., "A"	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
Accenture PLC, "A"	3.1%
Alphabet, Inc., "A"	2.9%
Aon PLC	2.7%
TransUnion	2.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MIGR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended November 30, 2025 and 2024, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
Massachusetts Investors Growth Stock Fund	70,756	65,558

For the fiscal years ended November 30, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To Massachusetts Investors	0	0	632	660	0	0
Growth Stock Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	245,568	3,600
Entities of Massachusetts
Investors Growth Stock Fund*

Fees Billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		2024
To Massachusetts Investors Growth Stock			496,729		310,200
Fund, MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

Massachusetts Investors Growth Stock Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Massachusetts Investors Growth Stock Fund
Portfolio of Investments − 11/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	192,289	$141,751,605
Broadcasting – 0.1%
Walt Disney Co.	68,145	$7,119,108
Brokerage & Asset Managers – 2.7%
Brookfield Asset Management Ltd. (l)	1,984,723	$104,538,357
Charles Schwab Corp.	1,204,783	111,719,528
CME Group, Inc.	305,291	85,927,205
		$302,185,090
Business Services – 6.7%
Accenture PLC, “A”	1,420,708	$355,177,000
TransUnion	3,398,966	289,082,058
Verisk Analytics, Inc., “A”	523,682	117,865,108
		$762,124,166
Computer Software – 15.8%
Microsoft Corp.	3,219,814	$1,584,180,686
Salesforce, Inc.	902,902	208,155,027
		$1,792,335,713
Computer Software - Systems – 5.9%
Apple, Inc.	2,398,677	$668,871,081
Construction – 2.6%
Otis Worldwide Corp.	1,201,556	$106,758,251
Pool Corp.	308,126	75,059,494
Sherwin-Williams Co.	344,711	118,473,723
		$300,291,468
Consumer Products – 3.3%
Church & Dwight Co., Inc.	2,376,628	$202,393,641
L’Oréal S.A.	392,437	170,983,231
		$373,376,872
Electrical Equipment – 10.4%
Amphenol Corp., “A”	2,861,248	$403,149,843
Eaton Corp. PLC	675,673	233,708,534
Hubbell, Inc.	574,315	247,776,721
Schneider Electric SE	366,790	98,285,048
TE Connectivity PLC	872,176	197,242,602
		$1,180,162,748
Electronics – 13.4%
Analog Devices, Inc.	307,065	$81,476,627
NVIDIA Corp.	5,813,104	1,028,919,408
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,305,858	380,670,665
MIGFS-ANN

Massachusetts Investors Growth Stock Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	145,780	$24,530,401
		$1,515,597,101
Food & Beverages – 0.5%
McCormick & Co., Inc.	395,084	$26,660,268
PepsiCo, Inc.	186,697	27,769,312
		$54,429,580
Gaming & Lodging – 2.2%
Hilton Worldwide Holdings, Inc.	873,773	$249,051,518
Insurance – 3.0%
Aon PLC	866,801	$306,778,210
Marsh & McLennan Cos., Inc.	187,999	34,488,417
		$341,266,627
Interactive Media Services – 2.9%
Alphabet, Inc., “A”	1,012,097	$324,053,217
Leisure & Toys – 2.0%
Tencent Holdings Ltd.	2,839,100	$222,984,106
Machinery & Tools – 0.6%
Graco, Inc.	831,271	$68,529,981
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	37,132	$6,869,420
Veeva Systems, Inc. (a)	55,330	13,295,246
		$20,164,666
Medical Equipment – 11.3%
Agilent Technologies, Inc.	1,670,714	$256,454,599
Becton, Dickinson and Co.	932,036	180,833,625
Boston Scientific Corp. (a)	1,022,557	103,871,340
Danaher Corp.	756,471	171,552,493
Mettler-Toledo International, Inc. (a)	93,412	137,943,369
STERIS PLC	970,276	258,365,093
Stryker Corp.	119,180	44,237,232
Thermo Fisher Scientific, Inc.	220,768	130,436,358
		$1,283,694,109
Other Banks & Diversified Financials – 7.0%
Mastercard, Inc., “A”	456,119	$251,107,193
Moody's Corp.	280,933	137,876,298
Visa, Inc., “A”	1,195,015	399,660,816
		$788,644,307
Restaurants – 0.4%
Starbucks Corp.	500,052	$43,559,530

Massachusetts Investors Growth Stock Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.8%
Amazon.com, Inc. (a)	1,011,563	$235,916,723
Ross Stores, Inc.	998,358	176,070,417
TJX Cos., Inc.	883,649	134,243,956
		$546,231,096
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	63,936	$11,589,679
Utilities - Electric Power – 2.0%
CMS Energy Corp.	3,080,350	$232,381,604
Total Common Stocks (Identified Cost, $5,123,916,408)		$11,230,394,972
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $87,625,104)	87,607,583	$87,625,105
Collateral for Securities Loaned – 0.9%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.93% (j) (Identified Cost, $100,751,739)	100,751,739	$100,751,739
Other Assets, Less Liabilities – (0.8)%		(88,182,595)
Net Assets – 100.0%		$11,330,589,221

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $87,625,105 and
$11,331,146,711, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 Assets
Investments in unaffiliated issuers, at value, including $96,613,875 of securities on loan (identified cost, $5,224,668,147)	$11,331,146,711
Investments in affiliated issuers, at value (identified cost, $87,625,104)	87,625,105
Foreign currency, at value (identified cost, $842)	842
Receivables for
Investments sold	19,213,102
Fund shares sold	2,957,298
Interest and dividends	10,207,854
Other assets	34
Total assets	$11,451,150,946
Liabilities
Payable to custodian	$1
Payables for
Fund shares reacquired	16,559,106
Collateral for securities loaned, at value	100,751,739
Payable to affiliates
Investment adviser	511,076
Administrative services fee	7,508
Shareholder servicing costs	2,143,130
Distribution and service fees	207,210
Payable for independent Trustees' compensation	215
Accrued expenses and other liabilities	381,740
Total liabilities	$120,561,725
Net assets	$11,330,589,221
Net assets consist of
Paid-in capital	$4,076,539,301
Total distributable earnings (loss)	7,254,049,920
Net assets	$11,330,589,221
Shares of beneficial interest outstanding	241,756,472

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,070,140,640	110,246,579	$45.99
Class B	5,013,631	145,114	34.55
Class C	47,794,432	1,399,731	34.15
Class I	1,859,777,731	38,533,884	48.26
Class R1	8,273,255	248,475	33.30
Class R2	49,521,365	1,130,062	43.82
Class R3	768,206,236	16,995,484	45.20
Class R4	383,751,229	8,227,439	46.64
Class R6	3,138,110,702	64,829,704	48.41

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $48.80 [100 / 94.25 x $45.99]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 11/30/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$125,459,056
Dividends from affiliated issuers	2,912,867
Income on securities loaned	34,603
Other	4,619
Interest	109
Foreign taxes withheld	(1,415,123)
Total investment income	$126,996,131
Expenses
Management fee	$39,625,852
Distribution and service fees	15,321,063
Shareholder servicing costs	9,723,359
Administrative services fee	563,992
Independent Trustees' compensation	154,380
Custodian fee	432,894
Shareholder communications	376,438
Audit and tax fees	84,258
Legal fees	61,681
Miscellaneous	357,045
Total expenses	$66,700,962
Fees paid indirectly	(176)
Reduction of expenses by distributor	(48,200)
Net expenses	$66,652,586
Net investment income (loss)	$60,343,545
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,293,757,119
Affiliated issuers	1,183
Foreign currency	(242,035)
Net realized gain (loss)	$1,293,516,267
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(538,031,629)
Affiliated issuers	(2,681)
Translation of assets and liabilities in foreign currencies	85,132
Net unrealized gain (loss)	$(537,949,178)
Net realized and unrealized gain (loss)	$755,567,089
Change in net assets from operations	$815,910,634
See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	11/30/25	11/30/24
Change in net assets
From operations
Net investment income (loss)	$60,343,545	$56,645,282
Net realized gain (loss)	1,293,516,267	1,116,917,606
Net unrealized gain (loss)	(537,949,178)	1,444,074,429
Change in net assets from operations	$815,910,634	$2,617,637,317
Total distributions to shareholders	$(1,087,424,507)	$(486,396,695)
Change in net assets from fund share transactions	$(1,490,864,894)	$(844,776,464)
Total change in net assets	$(1,762,378,767)	$1,286,464,158
Net assets
At beginning of period	13,092,967,988	11,806,503,830
At end of period	$11,330,589,221	$13,092,967,988
See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$46.86	$39.62	$36.07	$43.82	$38.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.13	$0.15	$0.12	$0.09
Net realized and unrealized gain (loss)	2.92	8.74	4.82	(4.04)	8.38
Total from investment operations	$3.07	$8.87	$4.97	$(3.92)	$8.47
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.14)	$(0.08)	$(0.06)
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.94)	$(1.63)	$(1.42)	$(3.83)	$(3.48)
Net asset value, end of period (x)	$45.99	$46.86	$39.62	$36.07	$43.82
Total return (%) (r)(s)(t)(x)	7.31	23.19	14.38	(10.03)	23.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.70	0.72	0.71	0.70
Expenses after expense reductions (f)	0.70	0.70	0.71	0.71	0.70
Net investment income (loss)	0.35	0.30	0.42	0.32	0.21
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$5,070,141	$5,291,496	$4,680,572	$4,348,372	$5,146,629

Class B	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$36.34	$31.15	$28.72	$35.82	$32.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.15)	$(0.09)	$(0.13)	$(0.18)
Net realized and unrealized gain (loss)	2.18	6.81	3.80	(3.22)	6.90
Total from investment operations	$2.05	$6.66	$3.71	$(3.35)	$6.72
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.84)	$(1.47)	$(1.28)	$(3.75)	$(3.42)
Net asset value, end of period (x)	$34.55	$36.34	$31.15	$28.72	$35.82
Total return (%) (r)(s)(t)(x)	6.52	22.25	13.54	(10.71)	22.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.45	1.46	1.46	1.45
Expenses after expense reductions (f)	1.45	1.45	1.46	1.46	1.45
Net investment income (loss)	(0.40)	(0.45)	(0.33)	(0.44)	(0.54)
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$5,014	$9,976	$14,849	$19,508	$30,943

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Highlights - continued
Class C	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$35.97	$30.84	$28.45	$35.52	$32.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.15)	$(0.09)	$(0.13)	$(0.18)
Net realized and unrealized gain (loss)	2.15	6.75	3.76	(3.19)	6.85
Total from investment operations	$2.02	$6.60	$3.67	$(3.32)	$6.67
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.84)	$(1.47)	$(1.28)	$(3.75)	$(3.42)
Net asset value, end of period (x)	$34.15	$35.97	$30.84	$28.45	$35.52
Total return (%) (r)(s)(t)(x)	6.51	22.29	13.53	(10.71)	22.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.45	1.47	1.46	1.45
Expenses after expense reductions (f)	1.46	1.45	1.47	1.46	1.45
Net investment income (loss)	(0.40)	(0.45)	(0.33)	(0.44)	(0.54)
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$47,794	$56,275	$53,149	$53,969	$72,795

Class I	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$48.97	$41.33	$37.57	$45.48	$40.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.24	$0.25	$0.22	$0.19
Net realized and unrealized gain (loss)	3.06	9.13	5.03	(4.21)	8.69
Total from investment operations	$3.33	$9.37	$5.28	$(3.99)	$8.88
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.24)	$(0.17)	$(0.15)
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(4.04)	$(1.73)	$(1.52)	$(3.92)	$(3.57)
Net asset value, end of period (x)	$48.26	$48.97	$41.33	$37.57	$45.48
Total return (%) (r)(s)(t)(x)	7.57	23.49	14.66	(9.81)	23.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	0.46	0.47	0.46	0.45
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.60	0.55	0.66	0.57	0.46
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$1,859,778	$2,058,691	$1,819,214	$1,392,387	$1,295,848

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Highlights - continued
Class R1	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$35.17	$30.19	$27.88	$34.88	$31.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.15)	$(0.09)	$(0.13)	$(0.18)
Net realized and unrealized gain (loss)	2.10	6.60	3.68	(3.12)	6.74
Total from investment operations	$1.97	$6.45	$3.59	$(3.25)	$6.56
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.84)	$(1.47)	$(1.28)	$(3.75)	$(3.42)
Net asset value, end of period (x)	$33.30	$35.17	$30.19	$27.88	$34.88
Total return (%) (r)(s)(t)(x)	6.51	22.27	13.52	(10.71)	22.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.45	1.46	1.46	1.45
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	1.45
Net investment income (loss)	(0.40)	(0.45)	(0.34)	(0.44)	(0.54)
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$8,273	$9,559	$9,794	$26,186	$34,847

Class R2	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$44.84	$37.94	$34.60	$42.21	$37.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.02	$0.06	$0.02	$(0.02)
Net realized and unrealized gain (loss)	2.78	8.37	4.62	(3.88)	8.09
Total from investment operations	$2.82	$8.39	$4.68	$(3.86)	$8.07
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.06)	$—	$—
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.84)	$(1.49)	$(1.34)	$(3.75)	$(3.42)
Net asset value, end of period (x)	$43.82	$44.84	$37.94	$34.60	$42.21
Total return (%) (r)(s)(t)(x)	7.04	22.87	14.10	(10.26)	23.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	0.96	0.96	0.95
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.11	0.05	0.17	0.06	(0.04)
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$49,521	$68,429	$69,208	$86,456	$99,936

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Highlights - continued
Class R3	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$46.13	$39.01	$35.53	$43.23	$38.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.13	$0.15	$0.12	$0.08
Net realized and unrealized gain (loss)	2.86	8.61	4.75	(3.99)	8.27
Total from investment operations	$3.01	$8.74	$4.90	$(3.87)	$8.35
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.14)	$(0.08)	$(0.05)
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(3.94)	$(1.62)	$(1.42)	$(3.83)	$(3.47)
Net asset value, end of period (x)	$45.20	$46.13	$39.01	$35.53	$43.23
Total return (%) (r)(s)(t)(x)	7.30	23.19	14.40	(10.05)	23.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.70	0.72	0.71	0.70
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.35	0.30	0.41	0.32	0.21
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$768,206	$803,037	$894,105	$767,181	$666,801

Class R4	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$47.46	$40.11	$36.50	$44.29	$39.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.24	$0.24	$0.21	$0.19
Net realized and unrealized gain (loss)	2.96	8.84	4.89	(4.08)	8.46
Total from investment operations	$3.22	$9.08	$5.13	$(3.87)	$8.65
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.26)	$(0.24)	$(0.17)	$(0.15)
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(4.04)	$(1.73)	$(1.52)	$(3.92)	$(3.57)
Net asset value, end of period (x)	$46.64	$47.46	$40.11	$36.50	$44.29
Total return (%) (r)(s)(t)(x)	7.58	23.48	14.67	(9.81)	23.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	0.45	0.47	0.46	0.45
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.60	0.55	0.67	0.56	0.46
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$383,751	$598,589	$623,207	$542,762	$926,069

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Financial Highlights - continued
Class R6	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$49.10	$41.43	$37.66	$45.57	$40.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.28	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss)	3.08	9.15	5.03	(4.20)	8.70
Total from investment operations	$3.39	$9.43	$5.32	$(3.95)	$8.93
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.29)	$(0.27)	$(0.21)	$(0.18)
From net realized gain	(3.84)	(1.47)	(1.28)	(3.75)	(3.42)
Total distributions declared to shareholders	$(4.08)	$(1.76)	$(1.55)	$(3.96)	$(3.60)
Net asset value, end of period (x)	$48.41	$49.10	$41.43	$37.66	$45.57
Total return (%) (r)(s)(t)(x)	7.69	23.61	14.75	(9.72)	23.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.37	0.37	0.37	0.37	0.36
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.69	0.63	0.76	0.66	0.55
Portfolio turnover rate	21	19	20	20	17
Net assets at end of period (000 omitted)	$3,138,111	$4,196,916	$3,642,406	$2,759,785	$2,902,199

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements
(1) Business and Organization
Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Operating Segments — In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$11,230,394,972	$—	$—	$11,230,394,972
Investment Companies	188,376,844	—	—	188,376,844
Total	$11,418,771,816	$—	$—	$11,418,771,816
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $96,613,875. The fair value of the fund's investment securities on loan and a related liability of $100,751,739 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended November 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 11/30/25	Year ended 11/30/24
Ordinary income (including any short-term capital gains)	$100,713,445	$85,972,594
Long-term capital gains	986,711,062	400,424,101
Total distributions	$1,087,424,507	$486,396,695
The federal tax cost and the tax basis components of distributable earnings were as follows:

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
As of 11/30/25
Cost of investments	$5,336,162,281
Gross appreciation	6,179,074,233
Gross depreciation	(96,464,698)
Net unrealized appreciation (depreciation)	$6,082,609,535
Undistributed ordinary income	60,064,650
Undistributed long-term capital gain	1,111,345,584
Other temporary differences	30,151
Total distributable earnings (loss)	$7,254,049,920
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 11/30/25	Year ended 11/30/24
Class A	$442,690,059	$191,997,563
Class B	1,020,993	668,477
Class C	5,913,364	2,506,855
Class I	168,563,780	75,705,533
Class R1	1,006,159	480,982
Class R2	5,651,394	2,708,570
Class R3	68,599,381	30,211,788
Class R4	49,613,058	26,631,457
Class R6	344,366,319	155,485,470
Total	$1,087,424,507	$486,396,695
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $193,296 for the year ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$12,455,419
Class B	0.75%	0.25%	1.00%	1.00%	71,247
Class C	0.75%	0.25%	1.00%	1.00%	499,398
Class R1	0.75%	0.25%	1.00%	1.00%	85,445
Class R2	0.25%	0.25%	0.50%	0.50%	285,592
Class R3	—	0.25%	0.25%	0.25%	1,923,962
Total Distribution and Service Fees					$15,321,063
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended November 30, 2025, this rebate amounted to $47,941, $83, and $176 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended November 30, 2025, were as follows:
Amount
Class A	$30,361
Class B	909
Class C	2,010
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended November 30, 2025, the fee was $1,610,228, which equated to 0.0134% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,113,131.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended November 30, 2025 was equivalent to an annual effective rate of 0.0047% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	8	$367
8/19/2024	Redemption	Class B	7	257
8/19/2024	Redemption	Class I	4	179
8/19/2024	Redemption	Class R1	4	144
8/19/2024	Redemption	Class R2	4	156
8/19/2024	Redemption	Class R3	4	181
8/19/2024	Redemption	Class R4	4	190
8/19/2024	Redemption	Class R6	5	212
During the year ended November 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $11,741,075 and $3,096,036, respectively. The sales transactions resulted in net realized gains (losses) of $(1,140,271).
(4) Portfolio Securities
For the year ended November 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $2,467,206,932 and $5,004,439,394, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 11/30/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,922,511	$167,217,051	5,362,646	$226,664,208
Class B	966	31,777	1,571	53,935
Class C	154,963	4,918,226	206,662	6,705,262
Class I	4,832,218	217,390,857	7,600,662	336,379,504
Class R1	27,116	848,584	45,746	1,466,238
Class R2	217,758	8,744,801	212,077	8,506,490
Class R3	2,669,955	112,689,504	2,136,141	89,468,621
Class R4	1,908,323	79,478,739	1,856,721	78,566,386
Class R6	10,906,393	488,246,414	17,403,894	770,536,383
	24,640,203	$1,079,565,953	34,826,120	$1,518,347,027
Shares issued to shareholders in reinvestment of distributions
Class A	9,576,094	$406,195,422	4,469,508	$175,381,763
Class B	31,741	1,019,575	21,756	666,701
Class C	178,367	5,667,853	79,349	2,406,759
Class I	3,509,396	155,794,267	1,705,334	69,765,052
Class R1	32,456	1,006,159	16,215	480,982
Class R2	138,064	5,591,784	71,140	2,677,603
Class R3	1,645,091	68,599,381	782,121	30,211,788
Class R4	598,249	25,657,478	372,265	14,757,064
Class R6	7,081,984	314,977,922	3,456,110	141,664,917
	22,791,442	$984,509,841	10,973,798	$438,012,629

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
	Year ended 11/30/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,168,577)	$(696,970,180)	(15,047,647)	$(643,642,266)
Class B	(162,088)	(5,258,847)	(225,547)	(7,525,877)
Class C	(498,310)	(15,930,899)	(444,745)	(14,631,969)
Class I	(11,846,033)	(538,873,355)	(11,288,003)	(501,952,109)
Class R1	(82,897)	(2,655,121)	(114,604)	(3,874,941)
Class R2	(751,734)	(30,958,150)	(581,556)	(24,045,675)
Class R3	(4,728,105)	(200,741,949)	(8,430,104)	(342,965,616)
Class R4	(6,890,447)	(294,000,564)	(5,156,720)	(222,100,007)
Class R6	(38,630,632)	(1,769,551,623)	(23,301,663)	(1,040,397,660)
	(79,758,823)	$(3,554,940,688)	(64,590,589)	$(2,801,136,120)
Net change
Class A	(2,669,972)	$(123,557,707)	(5,215,493)	$(241,596,295)
Class B	(129,381)	(4,207,495)	(202,220)	(6,805,241)
Class C	(164,980)	(5,344,820)	(158,734)	(5,519,948)
Class I	(3,504,419)	(165,688,231)	(1,982,007)	(95,807,553)
Class R1	(23,325)	(800,378)	(52,643)	(1,927,721)
Class R2	(395,912)	(16,621,565)	(298,339)	(12,861,582)
Class R3	(413,059)	(19,453,064)	(5,511,842)	(223,285,207)
Class R4	(4,383,875)	(188,864,347)	(2,927,734)	(128,776,557)
Class R6	(20,642,255)	(966,327,287)	(2,441,659)	(128,196,360)
	(32,327,178)	$(1,490,864,894)	(18,790,671)	$(844,776,464)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended November 30, 2025, the fund’s commitment fee and interest expense were $58,297 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$71,133,707	$2,091,872,532	$2,075,379,636	$1,183	$(2,681)	$87,625,105

Massachusetts Investors Growth Stock Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,912,867	$—

Massachusetts Investors Growth Stock Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Massachusetts Investors Growth Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Growth Stock Fund (the “Fund”), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
January 14, 2026

Massachusetts Investors Growth Stock Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $1,285,973,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 84.11% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for Massachusetts Investors Growth Stock Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for Massachusetts Investors Growth Stock Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for Massachusetts Investors Growth Stock Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Massachusetts Investors Growth Stock Fund
Board Review of Investment Advisory Agreement
Massachusetts Investors Growth Stock Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the trustees requested that they receive a separate update on the Fund’s

Massachusetts Investors Growth Stock Fund
Board Review of Investment Advisory Agreement - continued
performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account that the Fund’s effective advisory fee rate was lower than the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MASSACHUSETTS INVESTORS GROWTH STOCK TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  January 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  January 14, 2026

*  Print name and title of each signing officer under his or her signature.